DUE TO BANKS AND CORRESPONDENTS (Tables)	12 Months Ended
Dec. 31, 2020
DUE TO BANKS AND CORRESPONDENTS
Schedule of detailed information of deposits from banks

a)   This item consists of the following:

	2020	2019
	S/(000)	S/(000)

International funds and others (b)	2,710,224	5,654,014
Promotional credit lines (c)	3,203,263	2,938,981
Inter-bank funds	—	205,000
	5,913,487	8,797,995
Interest payable	64,770	43,737
Total	5,978,257	8,841,732

b)   This item consists of the following:

	2020	2019
	S/(000)	S/(000)

Corporación Financiera de Desarrollo (COFIDE)	624,480	406,710
Citibank N.A. (i)	362,100	662,800
The Toronto Dominion Bank	271,575	—
Banco de la Nación	260,000	—
Bank of New York Mellon (ii)	181,051	331,400
Sumitomo Mitsui Banking Corporation (iii)	181,050	984,258
Wells Fargo Bank, N.A. (iv)	181,050	730,074
Bancoldex	118,516	—
Banco BBVA Perú	107,900	85,000
Scotiabank Perú S.A.A.	100,000	100,000
Bankinter	72,420	—
Caja Municipal de Ahorro y Crédito de Arequipa S.A.	25,000	140,000
Bank of America, N.A. (v)	—	994,200
Banco de Desarrollo de America Latina - CAF (vi)	—	662,800
International Finance Corporation (IFC)	—	91,558
Standard Chartered Bank	—	86,827
Banco Internacional del Perú S.A.A. (Interbank)	—	50,000
Others less than S/49.2 millon	225,082	328,387
Total	2,710,224	5,654,014

As of December 31, 2020, the loans have maturities between January 2021 and March 2032 (between January 2020 and March 2032, as of December 31, 2019) and accrue interest in soles currency at rates that fluctuate between 0.92 percent and 4.3 percent and accrue interest in foreign currency at rates that fluctuate between 0.4 percent and 8.3 percent (between 3.17 percent and 8.67 percent and between 0.50 percent and 9.65 percent, as of December 31, 2019).

(i)    As of December 31, 2020, the balance corresponded to US$100.0 million, equivalent to S/362.1 million, (US$200.0 million, equivalent to S/662.8 million, as of December 31, 2019) is hedged by a swap of interest rate interest (IRS) for a nominal amount equal to the principal and the same maturity, note 13(b), said loan was economically converted at a fixed rate.

(ii)   As of December 31, 2020, the balance corresponded to US$50.0 million equivalent to S/181.1 million (US$100.0 million equivalent to S/331.4 million, as of December 31, 2019) is hedged by an interest rate swap (IRS) for a nominal amount equal to the principal and equal maturity, note 13(b), said loan was economically converted at a fixed rate.

(iii)  As of December 31, 2020, the balance corresponds to US$50.0 million equivalent to S/181.1 million (US$297.0 million equivalent to S/984.3 million, as of December 31, 2019) is hedged by an interest rate swap (IRS) for a nominal amount equal to the principal and equal maturity, note 13(b), said loan was economically converted at a fixed rate.

(iv)  As of December 31, 2020, the agreed loans for a total of US$190.0 were due,million (US$190.0 million equivalent to S/629.7 million, as of December 31,2019) that were hedged by interest rate swaps (IRS) for amounts nominal amounts equal to the principal and the same maturities, note 13(b), said loans were economically converted at a fixed rate.

(v)   As of December 31, 2020, the balance corresponds to US$300.0 million were due, (US$300.0 million equivalent to S/994.2 million, as of December 31, 2019) that is they were hedged by rate swaps (IRS) for nominal amounts equal to the principal and equal maturities, note 13(b), said loans were economically converted at a rate fixed.

(vi)  As of December 31, 2020, the loan amounting to US$100 million were due (US$100.0 million, equivalent to S/331.4 million, as of December 31, 2019) that remained hedged by an interest rate swap (IRS) for a nominal amount equal to the principal and same maturity, note 13(b), said loan was economically converted to a fixed rate.

Likewise, at December 31, 2020, the loan for US$100 million were due (US$100.0 million, equivalent to S/331.4 million, as of December 31, 2019) which was hedged by two currency swaps (CCS) whose sum of nominals was equal to the principal and equal maturity, note 13(b), said loan was economically converted to a liability with cash flows in soles and at a fixed rate in soles.

Schedule of detailed information of balances of due to banks and correspondents by maturity

d)   The following table presents the maturities of due to banks and correspondents at December 31, 2020 and 2019 based on the period remaining to maturity:

	2020	2019
	S/(000)	S/(000)

Up to 3 months	2,343	2,062,121
From 3 months to 1 year	1,854,351	3,693,328
From 1 to 3 years	819,991	559,511
From 3 to 5 years	601,258	614,265
More than 5 years	2,635,544	1,868,770
Total	5,913,487	8,797,995